RIGHT-OF-USE ASSETS	12 Months Ended
Dec. 31, 2023
RIGHT-OF-USE ASSETS
RIGHT-OF-USE ASSETS

11.  RIGHT-OF-USE ASSETS

Changes in the net carrying amount of right-of-use assets which mainly relate to leases of premises and vehicles, are as follows:

	Note	2023	2022
Cost
Balance at beginning of year		$381.5	$352.8
Additions financed with lease obligations		56.9	45.3
Business acquisitions	7	226.2	—
Retirement and other		(16.9)	(16.6)
Balance at end of year		647.7	381.5

Accumulated depreciation
Balance at beginning of year		253.4	229.9
Depreciation		98.8	41.2
Retirement and other		(17.5)	(17.7)
Balance at end of year		334.7	253.4

Net carrying amount		$313.0	$128.1

The Corporation does not recognize right-of-use assets and lease liabilities for short-term leases and leases of low value assets.

The net carrying amount includes right-of-use assets with affiliated corporations of $12.4 million as of December 31, 2023 ($15.5 million as of December 31, 2022). The depreciation expense on leases with affiliated corporations was $4.2 million in 2023 ($4.3 million in 2022).